Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Equity Investments in Subsidiaries, Associates and Joint Ventures

NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES
15.1    Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.23	12.31.22	12.31.23	12.31.22
Agri Tech Investments Argentina S.A.U.	199,937	199,937	100.00%	100.00%
Agri Tech Investments LLC	1,180,032,017	199,997,240	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A. (*)	—	3,910,000	—%	100.00%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,308	99.99%	99.99%
Galicia Capital US LLC	1,000	—	100.00%	—%
Galicia Holdings US Inc.	1,000	—	100.00%	—%
Galicia Investments LLC	10,237,394	—	100.00%	—%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	18,308,870	18,308,870	100.00%	100.00%
Galicia Ventures LP	350,371,489	—	100.00%	—%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
Nera Uruguay S.A. (formerly Halsiuk S.A.) (**)	40	—	100.00%	—%
IGAM LLC	4,750,561,179	3,503,311,179	100.00%	100.00%
INVIU S.A.U.	809,611,333	2,469,146	100.00%	100.00%
INVIU Capital Markets Limited	1	—	100.00%	—%
INVIU Technology Limited	1	—	100.00%	—%
INVIU Uruguay Agente de Valores S.A.	40,000,000	40,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,712,567,500	100.00%	100.00%
Sudamericana Holding S.A.	32,717,429	185,653	100.00%	100.00%
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.) (***)	4,512,697,946	—	99.43%	—%
Tarjeta Naranja S.A.U.	2,896	2,824	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(*)    Company absorbed by Tarjeta Naranja S.A.U. as from October 1, 2023.
(**) As of the date of issuance of these financial statements, the process for the change of name is pending registration at the Registry of Legal Entities of the ROU.
(***) As of the date of issuance of these financial statements, the process of change of name is pending approval by the Superintendence of Insurance of the Nation.
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.23
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	2,787,696	904,641	1,883,055	(781,476)
Agri Tech Investments LLC	1,303,364	—	1,303,364	(1,371,520)
Banco de Galicia y Buenos Aires S.A.U.	8,662,949,001	7,011,484,525	1,651,464,476	281,633,788
Cobranzas Regionales S.A. (**)	—	—	—	(3,714,620)
Galicia Asset Management S.A.U.	28,776,139	9,539,077	19,237,062	24,701,384
Galicia Broker Asesores de Seguros S.A. (***)	1,642,905	537,029	1,105,876	1,467,113
Galicia Capital US LLC	40,424	—	40,424	(15,658)
Galicia Holdings US Inc.	40,432	40,424	8	4
Galicia Investments LLC	7,992	—	7,992	(7,201)
Galicia Retiro Compañía de Seguros S.A.U. (***)	3,880,873	3,095,041	785,832	108,782
Galicia Securities S.A.U.	57,941,669	46,618,845	11,322,824	12,781,876
Galicia Seguros S.A.U. (***)	22,906,960	8,789,124	14,117,836	7,052,093
Galicia Ventures LP	799,228	—	799,228	220,112
Galicia Warrants S.A.	5,580,177	1,897,173	3,683,004	167,512
Nera Uruguay S.A. (formerly Halsiuk S.A.) (****)	—	529	(529)	258
IGAM LLC	11,994,962	2,250	11,992,712	1,491,039
INVIU S.A.U.	49,930,173	42,180,270	7,749,903	558,616
INVIU Capital Markets Limited	18,206	17	18,189	9,403
INVIU Technology Limited	2,790	—	2,790	(2,460)
INVIU Uruguay Agente de Valores S.A.	1,859,603	1,159,691	699,912	(372,663)
Naranja Digital Compañía Financiera S.A.U.	245,802,363	230,814,027	14,988,336	(6,759,772)
Sudamericana Holding S.A. (***)	32,504,862	2,489,822	30,015,040	11,660,967
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.) (*****)	159,225,575	143,563,039	15,662,536	455,197
Tarjeta Naranja S.A.U.	1,107,822,562	870,967,815	236,854,747	28,531,945
Tarjetas Regionales S.A.	274,378,940	11,334	274,367,606	15,440,229
Well Assistance S.A.U. (***)	554	3,321	(2,767)	(2,767)
____________________
(*)    Income attributable to the shareholders of the parent.
(**)    Net income for the nine-month period ended September 30, 2023.
(***) Net income for the twelve-month period ended December 31, 2023.
(****) Net income for the six-month period ended December 31, 2023.
(*****) Net income for the three-month period ended December 31, 2023.

	12.31.22
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	922,371	248,385	673,986	19,338
Agri Tech Investments LLC	674,194	—	674,194	19,357
Banco de Galicia y Buenos Aires S.A.U.	9,131,354,980	7,569,680,665	1,561,674,315	(126,628,917)
Cobranzas Regionales S.A.	12,601,303	2,556,644	10,044,659	(10,905,321)
Galicia Asset Management S.A.U.	22,723,599	8,228,941	14,494,658	19,072,952
Galicia Broker Asesores de Seguros S.A. (**)	1,207,243	509,737	697,506	183,843
Galicia Retiro Compañía de Seguros S.A.U. (**)	3,770,057	3,091,618	678,439	181,703
Galicia Securities S.A.U.	16,479,976	10,224,949	6,255,027	4,482,657
Galicia Seguros S.A.U. (**)	36,416,717	22,306,927	14,109,790	7,422,669
Galicia Warrants S.A.	5,878,564	1,949,904	3,928,660	270,679
IGAM LLC	7,925,536	1,532	7,924,004	(7,826,988)
INVIU S.A.U.	16,765,655	9,574,374	7,191,281	(7,499,677)
INVIU Uruguay Agente de Valores S.A.	13,225,498	12,947,268	278,230	(241,241)
Naranja Digital Compañía Financiera S.A.U.	100,603,593	89,709,327	10,894,266	(9,294,061)
Sudamericana Holding S.A. (**)	16,350,623	40,190	16,310,433	7,495,557
Tarjeta Naranja S.A.U.	1,288,657,713	1,053,115,050	235,542,663	29,359,014
Tarjetas Regionales S.A.	266,029,478	22,867	266,006,611	3,420,330
Well Assistance S.A.U. (***)	311,408	—	311,408	—
____________________
(*) Income attributable to the shareholders of the parent.
(**)    Net income for the twelve-month period ended December 31, 2022.
Corporate Reorganization
Grupo Financiero Galicia S.A. and Tarjetas Regionales S.A.
On March 16, 2021, the Public Registry of Commerce registered the merger-spin-off between Grupo Financiero Galicia S.A. as the merging company for the spin-off equity from Dusner S.A., Fedler S.A. and its shareholders, as spin-off companies, jointly holders of 17% of the capital stock of Tarjetas Regionales S.A.; and the capital increase of Grupo Financiero Galicia S.A.
Consequently, Grupo Financiero Galicia S.A. now has control of 1,756,704,458 shares of Tarjetas Regionales S.A., which represent 100% of the capital stock and 100% of the votes.
On June 15, 2021, Grupo Financiero Galicia S.A. sold 10,000 shares of Tarjetas Regionales S.A., representing 0.000569%, to Galicia Securities S.A.U.
Tarjeta Naranja S,A.U. and Cobranzas Regionales S.A.
On July 14, 2023, the Group decided to initiate the necessary steps to carry out a merger by absorption (the “Merger”), whereby Tarjeta Naranja S.A.U. (absorbing company) absorbs Cobranzas Regionales S.A. (absorbed company) effective as from October 1, 2023.

The Merger was carried out within the provisions established in Article 80, Paragraph c), and concordant articles of the Income Tax Law No. 20,628 (Ordered Text of 2019) and its regulations, with the aim, inter alia, of: (i) unifying the administration and management of both companies, with the consequent optimization of services and reduction of costs, (ii) unifying the commercial and marketing programs, (iii) increasing synergy and efficiency to provide a better and more effective customer service and a more efficient rendering of services, (iv) strengthening the payment pooling business within the economic group with the commercial experience Tarjeta Naranja S.A.U. has with its network of physical branch offices (more than 150 throughout the country), and (v) improving the organization and use of resources.

The Prior Merger Agreement was executed by the parties on December 4, 2023, having been approved by the Boards of Directors of Tarjeta Naranja S.A.U. (absorbing company) and Cobranzas Regionales (absorbed company) on the same date.

As of the date of issuance of these Financial Statements, the Merger is pending registration with the relevant corporate regulators (National Securities Commission, General Directorate of Legal Entities of the Province of Cordoba and the Superintendency of Corporations).
Ondara S.A. liquidation and final distribution
On April 13, 2022, the Ordinary and Extraordinary Shareholders' Meeting approved the early dissolution of the company and its subsequent liquidation, under the terms of the provisions of article 94, paragraph 1 of the General Law of Companies. By virtue of the net worth resulting from the Special Liquidation Financial Statements, the final distribution was made on the first day of November 2022.
Participation in other controlled companies
On May 20, 2022, the Board of Directors of the Company resolved the creation of the company Agri Tech Investments LLC, in the state of Delaware, United States of America in order to continue the company's business strategy of providing comprehensive financial services, in this case focused on agriculture. For this purpose, on August 16, 2022, Agri Tech Investments Argentina S.A.U. was created, located in the province of Mendoza, whose main purpose is to operate as a service agent, collection and payment management, and financing for agriculture related activities.
On November 7, 2022, Well Assistance S.A.U., a company controlled by Sudamericana Holding S.A., was incorporated, whose main purpose is to provide assistance services of all kinds and/or provide services related to personal or organizational well-being directly aimed at achieving a healthier, fuller and more balanced life, targeting the general public. On December 28, 2022, it was registered in the Public Registry of Commerce.
During the first quarter of 2023, the Board of Directors of Grupo Financiero Galicia S.A. decided to create two companies, Galicia Investments LLC in the state of Delaware, in the United States of America, and Galicia Ventures LP in Ontario, Canada, in order to facilitate the investment initiatives within the open innovation and corporate venturing program.

On October 11, 2023, the Group acquired 99.434% of the capital stock of Seguros Sura S.A., an insurance company with insurance solutions and services for individuals and families, SMEs, large companies and the agricultural and livestock segment, served by a broad network of insurance advisors (see Business Combination).

On October 23, 2023, the Board of Directors of the Company decided to create two companies in the United States of America, Galicia Holdings US Inc. in the state of Delaware, controlling Galicia Capital US LLC, in the state of Florida, a company aimed at attracting new customers by incorporating a wide range of financial instruments and enabling the development of innovative credit products.
15.2    Equity Investments in Associates
Banco Galicia, together with other financial entities, has set up Play Digital S.A. a company whose purpose is to develop and market a payment solution linked to the bank accounts of the financial system users in order to significantly improve their payment experience. The board of directors of said company is made up of key personnel of Banco Galicia, therefore, having significant influence, the investment is measured by the equity method.

Company	Equity Investment %	Place of Business	12.31.23	12.31.22
Play Digital S.A.	15.69	CABA	2,650,357	2,076,371
The movements of such investment are as follows:

Company	12.31.22	Contributions (1)	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.23
Play Digital S.A.	2,076,371	2,405,770	114,885	(1,946,669)	2,650,357
(1)Banco Galicia has made new contributions after the closing.

Company	12.31.21	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.22
Play Digital S.A.	1,027,259	2,336,792	84,083	(1,371,763)	2,076,371
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	16,255,518	6,276,551	9,978,967	(7,818,441)
(*) Balances according to financial statements as of September 30, 2023, restated in closing currency.
For more details see Schedule E.
15.3 Business combination
On August 11, 2023 Sudamericana Holding S.A. entered into a share purchase agreement with Suramericana S.A. and Santa María del Sol S.A.U. (collectively “the seller”), whereby they agreed to sell their entire shareholding in Seguros Sura S.A. after approval of such transaction by the Argentine Superintendency of Insurance (Superintendencia de Seguros de la Nación, SSN).
On September 21, 2023, the SSN approved the transaction and, as a consequence, on October 11, 2023, it was materialized through the transfer 4,512,697,946 ordinary shares with a nominal value of Ps.1 (expressed in Argentine pesos) and with one vote per share, representing 99.43% of the capital and votes of Sudamericana Seguros Galicia S.A. (formerly Seguros Sura S.A.).
The acquiree company is an insurance company that offers insurance solutions and services for individuals and families, large companies and the agricultural and livestock segment, served by a broad network of insurance advisors who make it possible to achieve more than half of the insurer's turnover. The incorporation of the aforementioned company complements the marketing of insurance, which until now was only channeled through the Bank. Seguros Sura S.A. has 775,000 customers and 13 branch offices in the country and a network of approximately 5,000 insurance producers.
The acquired business generated, from the insurance activity, income for the Group amounting to Ps.29,527,213 and a loss of Ps.(452,620) for the period from the acquisition date to December 31, 2023. If such acquisition had occurred on January 1, 2023, the income would have amounted to Ps.108,514,025 and the loss would have amounted to Ps.(4,292,010).
The consideration paid for the business combination amounted to Ps.11,149,830.
The fair value of the net assets acquired as at September 30, 2023 amounted to Ps.16,026,488.
Due to the strategy of concentrating its operations in fewer countries and the need to sell the company in Argentina, the seller accepted the fair value of the price paid. Since the latter is lower than the amount of net assets acquired, the Group recorded a gain of Ps.4,876,658 in “Profit or Loss from Associates and Joint Ventures.”
The fair value of the net assets acquired is currently under review and could be subject to changes within one year from the date of acquisition, in accordance with IFRS 3; however, it is estimated that no significant variations will arise from the aforementioned review.
The Assets and Liabilities arising from the acquisition are detailed below:

Item	Fair value
Assets
Cash and Due from Banks	2,556,085
Investments	76,867,608
Property, Plant and Equipment	2,369,457
Reinsurance Contract Assets	16,064,907
Other Assets	12,366,070
Total Assets	110,224,127
Liabilities
Provisions	561,774
Insurance Contracts Liabilities	85,121,978
Other Liabilities	8,422,642
Total Liabilities	94,106,394
Net Assets	16,117,733
Minority Interest	(91,245)
Net Assets Acquired	16,026,488